Inventory (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventory consisted of the following:
	December 31,
	2016	2017
Raw materials and work in progress	$114,664	$129,970
Finished goods and merchandise goods	3,862,672	1,386,313
	$3,977,336	$1,516,283